                                [NATIONWIDE LOGO]





                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-5

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1998







                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                           [PHOTO OF JOSEPH J. GASPER]



                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide Variable Account-5.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.



                              /s/ JOSEPH J. GASPER
                      -------------------------------------
                           Joseph J. Gasper, President
                                February 16, 1999

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================================================================================


                          NATIONWIDE VARIABLE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         59,014 shares (cost $362,560).................................................................        $    409,559
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         112,995 shares (cost $1,157,185)..............................................................           1,019,214
      Dreyfus Stock Index Fund (DryStkIx)
         74,942 shares (cost $1,692,643)...............................................................           2,437,099
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         198,300 shares (cost $3,900,546)..............................................................           5,040,795
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         62,638 shares (cost $691,406).................................................................             732,235
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         494,104 shares (cost $494,104)................................................................             494,104
      Nationwide SAT - Total Return Fund (NSATTotRe)
         144,487 shares (cost $1,937,952)..............................................................           2,658,553
      Neuberger &Berman AMT - Balanced Portfolio (NBAMTBal)
         60,092 shares (cost $954,599).................................................................             981,900
                                                                                                               ------------
            Total assets...............................................................................          13,773,459

ACCOUNTS PAYABLE.......................................................................................               6,205
                                                                                                               ------------

CONTRACT OWNERS' EQUITY................................................................................        $ 13,767,254
                                                                                                               ============

                                                                                                                     Annual
Contract owners' equity represented by:                             Units          Unit Value                        Return*
                                                                    -----          ----------                        -------
  Contracts in accumulation phase:
    American Century VP - American Century
    VP Advantage:
      Tax qualified                                                  14,879        $ 18.104123       $    269,371       16%
      Non-tax qualified                                               7,744          18.104123            140,198       16%
    American Century VP - American Century
    VP Capital Appreciation:
      Tax qualified                                                  62,745          14.321327            898,592      (3)%
      Non-tax qualified                                               7,654          14.321327            109,615      (3)%
    Dreyfus Stock Index Fund:
      Tax qualified                                                  72,241          27.730490          2,003,278       27%
      Non-tax qualified                                              15,646          27.730490            433,871       27%
    Fidelity VIP - Equity-Income Portfolio:
      Tax qualified                                                 191,664          22.645632          4,340,352       10%
      Non-tax qualified                                              29,994          22.645632            679,233       10%
    Nationwide SAT - Government Bond Fund:
      Tax qualified                                                  10,242          35.013105            358,604        7%
      Non-tax qualified                                               9,698          35.026017            339,682        7%
    Nationwide SAT - Money Market Fund:
      Tax qualified                                                  22,515          21.944976            494,091        4%
    Nationwide SAT - Total Return Fund:
      Tax qualified                                                  23,578          92.558757          2,182,350       17%
      Non-tax qualified                                               5,297          89.896489            476,182       17%
    Neuberger & Berman AMT - Balanced Portfolio:
      Tax qualified                                                  43,424          20.316082            882,206       11%
      Non-tax qualified                                               2,916          20.316082             59,242       11%
                                                                   =======          =========
  Reserves for annuity contracts in payout phase:
      Tax qualified                                                                                       100,387
                                                                                                     ------------
                                                                                                     $ 13,767,254
                                                                                                     ============

* The annual return does not include contract charges satisfied by surrendering units.





See accompanying notes to financial statements.




================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-5
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                 TOTAL                         ACVPADV
                                                    -----------------------------      ----------------------
                                                        1998              1997           1998          1997
                                                        ----              ----           ----          ----

INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $    219,580          218,349         6,119         3,776
  Mortality, expense and administration
      charges (note 2) ........................         (172,028)        (161,659)       (4,598)       (3,461)
                                                    ------------      -----------      --------      --------
      Net investment activity .................           47,552           56,690         1,521           315
                                                    ------------      -----------      --------      --------

  Proceeds from mutual fund shares sold .......        4,131,708        1,351,866        68,074        34,005
  Cost of mutual fund shares sold .............       (3,006,319)      (1,072,212)      (56,566)      (29,706)
                                                    ------------      -----------      --------      --------
      Realized gain (loss) on investments .....        1,125,389          279,654        11,508         4,299
  Change in unrealized gain (loss) on
      investments .............................         (208,311)       1,318,801        14,708        10,182
                                                    ------------      -----------      --------      --------
    Net gain (loss) on investments ............          917,078        1,598,455        26,216        14,481
                                                    ------------      -----------      --------      --------
  Reinvested capital gains ....................          598,022          552,474        23,023        13,186
                                                    ------------      -----------      --------      --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        1,562,652        2,207,619        50,760        27,982
                                                    ------------      -----------      --------      --------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        2,329,647        2,627,652       136,672        53,205
  Transfers between funds .....................               --               --           538        (5,073)
  Redemptions .................................       (3,855,109)      (1,217,456)      (69,667)      (25,654)
  Annuity benefits ............................           (9,159)              --            --            --
  Annual contract maintenance charge
    (note 2) ..................................          (22,396)         (20,632)         (600)         (604)
  Contingent deferred sales charges
    (note 2) ..................................         (131,035)         (24,123)       (2,451)         (802)
  Adjustments to maintain reserves ............           (6,221)             397             1            (2)
                                                    ------------      -----------      --------      --------
    Net equity transactions ...................       (1,694,273)       1,365,838        64,493        21,070
                                                    ------------      -----------      --------      --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........         (131,621)       3,573,457       115,253        49,052
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       13,898,875       10,325,418       294,316       245,264
                                                    ------------      -----------      --------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $ 13,767,254       13,898,875       409,569       294,316
                                                    ============      ===========      ========      ========


                                                                  ACVPCAPAP                        DRYSTKIX
                                                        ---------------------------      --------------------------
                                                            1998            1997             1998           1997
                                                            ----            ----             ----           ----

INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  --              --          27,074          26,048
  Mortality, expense and administration
      charges (note 2) ........................             (13,975)        (17,785)        (26,891)        (21,202)
                                                         ----------      ----------      ----------      ----------
      Net investment activity .................             (13,975)        (17,785)            183           4,846
                                                         ----------      ----------      ----------      ----------

  Proceeds from mutual fund shares sold .......             518,089         289,441         566,985         100,921
  Cost of mutual fund shares sold .............            (531,098)       (272,191)       (267,005)        (54,820)
                                                         ----------      ----------      ----------      ----------
      Realized gain (loss) on investments .....             (13,009)         17,250         299,980          46,101
  Change in unrealized gain (loss) on
      investments .............................             (67,167)       (105,922)        192,116         308,440
                                                         ----------      ----------      ----------      ----------
    Net gain (loss) on investments ............             (80,176)        (88,672)        492,096         354,541
                                                         ----------      ----------      ----------      ----------
  Reinvested capital gains ....................              56,753          27,829           4,857          57,613
                                                         ----------      ----------      ----------      ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........             (37,398)        (78,628)        497,136         417,000
                                                         ----------      ----------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................             253,289         339,461         477,597         458,060
  Transfers between funds .....................            (114,102)       (210,754)         42,698         219,119
  Redemptions .................................            (417,964)       (112,721)       (551,257)       (143,384)
  Annuity benefits ............................              (1,058)             --              --              --
  Annual contract maintenance charge
    (note 2) ..................................              (2,526)         (2,670)         (3,142)         (2,270)
  Contingent deferred sales charges
    (note 2) ..................................             (15,843)         (3,425)        (19,840)         (2,348)
  Adjustments to maintain reserves ............                (555)             59              46             135
                                                         ----------      ----------      ----------      ----------
    Net equity transactions ...................            (298,759)          9,950         (53,898)        529,312
                                                         ----------      ----------      ----------      ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........            (336,157)        (68,678)        443,238         946,312
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................           1,354,792       1,423,470       1,993,911       1,047,599
                                                         ----------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........           1,018,635       1,354,792       2,437,149       1,993,911
                                                         ==========      ==========      ==========      ==========

                          NATIONWIDE VARIABLE ACCOUNT-5
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              FIDVIPEI                     NSATGVTBD
                                                    --------------------------      ----------------------
                                                        1998           1997          1998           1997
                                                        ----           ----          ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $   73,941          65,141        39,279        47,002
  Mortality, expense and administration
      charges (note 2) ........................        (64,856)        (60,027)       (9,728)       (9,873)
                                                    ----------      ----------      --------      --------
      Net investment activity .................          9,085           5,114        29,551        37,129
                                                    ----------      ----------      --------      --------

  Proceeds from mutual fund shares sold .......      1,268,034         370,232       287,164        47,651
  Cost of mutual fund shares sold .............       (804,324)       (257,251)     (264,548)      (45,419)
                                                    ----------      ----------      --------      --------
      Realized gain (loss) on investments .....        463,710         112,981        22,616         2,232
  Change in unrealized gain (loss) on
      investments .............................       (257,509)        604,327        (1,204)       21,454
                                                    ----------      ----------      --------      --------
    Net gain (loss) on investments ............        206,201         717,308        21,412        23,686
                                                    ----------      ----------      --------      --------
  Reinvested capital gains ....................        263,143         327,513         3,509            --
                                                    ----------      ----------      --------      --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        478,429       1,049,935        54,472        60,815
                                                    ----------      ----------      --------      --------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        651,632         831,284        94,693        90,473
  Transfers between funds .....................         74,158          28,018       (15,082)       (7,829)
  Redemptions .................................     (1,329,276)       (452,175)     (200,241)      (41,501)
  Annuity benefits ............................         (1,854)             --        (2,973)           --
  Annual contract maintenance charge
    (note 2) ..................................         (7,937)         (7,594)         (954)         (854)
  Contingent deferred sales charges
    (note 2) ..................................        (43,220)         (7,993)       (5,578)       (1,231)
  Adjustments to maintain reserves ............         (1,217)            111        (1,993)          (28)
                                                    ----------      ----------      --------      --------
    Net equity transactions ...................       (657,714)        391,651      (132,128)       39,030
                                                    ----------      ----------      --------      --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (179,285)      1,441,586       (77,656)       99,845
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      5,218,994       3,777,408       807,851       708,006
                                                    ----------      ----------      --------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $5,039,709       5,218,994       730,195       807,851
                                                    ==========      ==========      ========      ========


                                                                NSATMYMKT                      NSATTOTRE
                                                         ----------------------      --------------------------
                                                          1998           1997           1998            1997
                                                          ----           ----           ----            ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................            26,666        24,333          26,120          36,372
  Mortality, expense and administration
      charges (note 2) ........................            (6,786)       (6,204)        (33,357)        (31,274)
                                                         --------      --------      ----------      ----------
      Net investment activity .................            19,880        18,129          (7,237)          5,098
                                                         --------      --------      ----------      ----------

  Proceeds from mutual fund shares sold .......           333,224        99,938         745,631         237,038
  Cost of mutual fund shares sold .............          (333,224)      (99,938)       (437,842)       (157,833)
                                                         --------      --------      ----------      ----------
      Realized gain (loss) on investments .....                --            --         307,789          79,205
  Change in unrealized gain (loss) on
      investments .............................                --            --          (5,725)        397,111
                                                         --------      --------      ----------      ----------
    Net gain (loss) on investments ............                --            --         302,064         476,316
                                                         --------      --------      ----------      ----------
  Reinvested capital gains ....................                --            --         103,584          86,096
                                                         --------      --------      ----------      ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........            19,880        18,129         398,411         567,510
                                                         --------      --------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................           164,209       198,357         315,111         461,131
  Transfers between funds .....................             8,898       (18,500)         17,210          42,516
  Redemptions .................................          (234,048)      (44,754)       (749,645)       (250,715)
  Annuity benefits ............................                --            --              --              --
  Annual contract maintenance charge
    (note 2) ..................................            (1,231)       (1,075)         (4,351)         (3,827)
  Contingent deferred sales charges
    (note 2) ..................................            (6,988)         (535)        (27,086)         (4,826)
  Adjustments to maintain reserves ............                 4            16             (37)             86
                                                         --------      --------      ----------      ----------
    Net equity transactions ...................           (69,156)      133,509        (448,798)        244,365
                                                         --------      --------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........           (49,276)      151,638         (50,387)        811,875
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................           543,367       391,729       2,708,919       1,897,044
                                                         --------      --------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........           494,091       543,367       2,658,532       2,708,919
                                                         ========      ========      ==========      ==========


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-5
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                            NBAMTBAL
                                                    -----------------------
                                                      1998           1997
                                                      ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $  20,381        15,677
  Mortality, expense and administration
      charges (note 2) ........................       (11,837)      (11,833)
                                                    ---------      --------
      Net investment activity .................         8,544         3,844
                                                    ---------      --------

  Proceeds from mutual fund shares sold .......       344,507       172,640
  Cost of mutual fund shares sold .............      (311,712)     (155,054)
                                                    ---------      --------
      Realized gain (loss) on investments .....        32,795        17,586
  Change in unrealized gain (loss) on
      investments .............................       (83,530)       83,209
                                                    ---------      --------
      Net gain (loss) on investments ..........       (50,735)      100,795
                                                    ---------      --------
  Reinvested capital gains ....................       143,153        40,237
                                                    ---------      --------
      Net increase (decrease) in contract
          owners' equity resulting from
          operations ..........................       100,962       144,876
                                                    ---------      --------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       236,444       195,681
  Transfers between funds .....................       (14,318)      (47,497)
  Redemptions .................................      (303,011)     (146,552)
  Annuity benefits ............................        (3,274)           --
  Annual contract maintenance charge
    (note 2) ..................................        (1,655)       (1,738)
  Contingent deferred sales charges
    (note 2) ..................................       (10,029)       (2,963)
  Adjustments to maintain reserves ............        (2,470)           20
                                                    ---------      --------
    Net equity transactions ...................       (98,313)       (3,049)
                                                    ---------      --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         2,649       141,827
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       976,725       834,898
                                                    ---------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $ 979,374       976,725
                                                    =========      ========





See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-5

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of Nationwide Variable Account-5 were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                  American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                  Fidelity VIP - Equity-Income Portfolio (FidVIPEI)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                  Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                  Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
                  Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners.However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.




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                          Independent Auditors' Report
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The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-5:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-5 as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-5 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                     KPMG LLP

Columbus, Ohio
February 5, 1999





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                                                                           |   Bulk Rate  |
NATIONWIDE LIFE INSURANCE COMPANY                                          | U.S. Postage |
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220              |     PAID     |
                                                                           |Columbus, Ohio|
                                                                           |Permit No. 521|
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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company